SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 9.7%
Alphabet, Inc. (Class A)(a)	7,289	$8,900,890
Alphabet, Inc. (Class C)(a)	7,336	8,942,584
Baidu, Inc. (ADR) (China)(a)	53,570	5,504,853
Facebook, Inc. (Class A)(a)	48,630	8,660,030
Naspers, Ltd. (N Shares) (South Africa)	17,193	2,605,401
		$34,613,758
DIVERSIFIED BANKS — 6.6%
Bank of America Corp.	315,225	$9,195,113
Citigroup, Inc.	151,428	10,460,646
Royal Bank of Scotland Group plc (Britain)	1,492,740	3,810,286
		$23,466,045
AIRCRAFT & PARTS — 6.4%
Arconic, Inc.	537,370	$13,971,620
United Technologies Corp.	66,203	9,038,033
		$23,009,653
SEMICONDUCTOR DEVICES — 5.6%
Analog Devices, Inc.	92,630	$10,349,550
Broadcom, Inc.	35,323	9,751,620
		$20,101,170
CABLE & SATELLITE — 5.0%
Charter Communications, Inc. (Class A)(a)	20,510	$8,452,581
Comcast Corp. (Class A)	212,510	9,579,951
		$18,032,532
P&C INSURANCE — 4.5%
American International Group, Inc.	291,310	$16,225,967

CEMENT & AGGREGATES — 4.1%
HeidelbergCement AG (Germany)	88,140	$6,371,244
LafargeHolcim Ltd. (Switzerland)(a)	166,720	8,205,287
		$14,576,531
INVESTMENT COMPANIES — 3.1%
Groupe Bruxelles Lambert SA (Belgium)	81,410	$7,817,365
Prosus NV (Netherlands)(a)	42,772	3,139,813
		$10,957,178
ELECTRICAL COMPONENTS — 2.3%
TE Connectivity, Ltd. (Switzerland)	86,070	$8,020,003

BANKS — 2.0%
Wells Fargo & Co.	143,500	$7,238,140

INFRASTRUCTURE SOFTWARE — 2.0%
Microsoft Corp.	51,893	$7,214,684

	Shares	Fair Value
COMMON STOCKS - Continued
MIDSTREAM - OIL & GAS — 1.9%
Kinder Morgan, Inc.	327,970	$6,759,462

CONSUMER FINANCE — 1.4%
Ally Financial, Inc.	150,050	$4,975,658

INSURANCE BROKERS — 1.4%
Aon plc (Britain)	25,640	$4,963,135

E-COMMERCE DISCRETIONARY — 1.4%
JD.com, Inc. (ADR) (China)(a)	171,380	$4,834,630

MINING SERVICES — 1.2%
Glencore plc (Switzerland)(a)	1,429,990	$4,303,301

GENERIC PHARMACEUTICALS — 1.0%
Mylan NV(a)	187,250	$3,703,805

HOME IMPROVEMENT — 0.7%
Mohawk Industries, Inc.(a)	20,850	$2,586,859

MEDICAL EQUIPMENT — 0.7%
Olympus Corp. (Japan)	185,200	$2,493,884

APPLICATION SOFTWARE — 0.6%
Nexon Co. Ltd. (Japan)(a)	188,800	$2,289,173

FOOD & DRUG STORES — 0.5%
Jardine Strategic Holdings, Ltd. (Hong Kong)	60,810	$1,817,003

ENERGY — 0.2%
PHI Group, Inc.(a)(b)(c)(d)	26,711	$221,968
PHI Group, Inc.(a)(b)(c)(d)	57,741	479,828
		$701,796

TOTAL COMMON STOCKS — 62.3% (Cost $192,639,948)		$222,884,367

CLOSED END FUND — 0.8%
Altaba, Inc.(a) (Cost: $1,293,263)	142,220	$2,770,446

	Principal Amount	Fair Value
BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
AGENCY — 0.6%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$264,380	$265,933
Federal Home Loan Mortgage Corp. K024 A2 — 2.573% 9/25/2022	94,000	95,520
Government National Mortgage Association 2014-148 A — 2.65% 11/16/2043	188,682	188,962
Government National Mortgage Association 2010-161 B — 3.00% 7/16/2040	74,984	75,070
Government National Mortgage Association 2019 39 A — 3.10% 5/16/2059	1,152,235	1,170,134
Government National Mortgage Association 2011-9 C, VRN — 3.499% 9/16/2041(e)	90,019	91,097
		$1,886,716
AGENCY STRIPPED — 1.7%
Government National Mortgage Association 2014-171 IO — 0.639% 11/16/2055(e)	$14,574,759	$453,363
Government National Mortgage Association 2012-79 IO — 0.665% 3/16/2053(e)	6,030,690	170,719
Government National Mortgage Association 2012-58 IO — 0.695% 2/16/2053(e)	11,346,268	293,033
Government National Mortgage Association 2012-109 IO — 0.727% 10/16/2053(e)	11,298,252	297,824
Government National Mortgage Association 2015-86 IO — 0.762% 5/16/2052(e)	2,765,043	130,601
Government National Mortgage Association 2012-114 IO — 0.768% 1/16/2053(e)	14,662,522	647,356
Government National Mortgage Association 2015-19 IO — 0.768% 1/16/2057(e)	7,228,550	366,525
Government National Mortgage Association 2014-153 IO — 0.786% 4/16/2056(e)	10,605,591	498,153
Government National Mortgage Association 2013-146 IO — 0.79% 11/16/2048(e)	15,476,802	514,342
Government National Mortgage Association 2013-74 IO — 0.798% 12/16/2053(e)	17,869,345	697,798
Government National Mortgage Association 2014-187 IO — 0.826% 5/16/2056(e)	5,640,728	275,797
Government National Mortgage Association 2015-108 IO — 0.923% 10/16/2056(e)	7,256,838	385,231
Government National Mortgage Association 2015-169 IO — 0.924% 7/16/2057(e)	2,128,557	127,669
Government National Mortgage Association 2015-114 IO — 0.935% 3/15/2057(e)	2,025,810	116,843
Government National Mortgage Association 2016-65 IO — 0.999% 1/16/2058(e)	6,168,741	460,176
Government National Mortgage Association 2016-106 IO — 1.03% 9/16/2058(e)	6,257,754	448,951
Government National Mortgage Association 2016-125 IO — 1.038% 12/16/2057(e)	3,433,175	253,888
		$6,138,269
NON-AGENCY — 1.5%
Aventura Mall Trust 2013-AVM A — 3.867% 12/5/2032(e)(f)	$970,000	$980,136
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(e)	116,813	117,213
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	68,882	70,481
Citigroup Commercial Mortgage Trust 2017-C4 A2 — 3.19% 10/12/2050	408,000	419,211
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.582% 10/15/2031(e)(f)	22,169	22,135
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.582% 10/15/2031(e)(f)	226,000	225,016
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(f)	1,082,030	1,110,085
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(f)	287,000	295,181
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(f)	165,127	169,687
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	126,000	130,747
Latitude Management Real Estate Capita 2016-CRE2 A, 1M LIBOR + 1.700% — 3.737% 11/24/2031(e)(f)	165,563	165,757
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.40% 5/10/2045	100,290	102,693
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	570,919	582,255
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.87% 11/15/2045	264,442	269,966

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
WFRBS Commercial Mortgage Trust 2013-UBS1 A3 — 3.591% 3/15/2046	$737,000	$746,443
		$5,407,006
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $13,524,645)		$13,431,991

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.2%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.4%
Federal Home Loan Mortgage Corp. 4302 AE — 2.00% 11/15/2029	$275,726	$275,217
Federal Home Loan Mortgage Corp. 4664 TA — 3.00% 9/15/2037	140,523	142,684
Federal Home Loan Mortgage Corp. 4504 DN — 3.00% 10/15/2040	262,350	266,849
Federal Home Loan Mortgage Corp. 3862 MB — 3.50% 5/15/2026	384,566	396,812
Federal National Mortgage Association 2014-89 LB — 2.00% 6/25/2042	76,724	76,231
Federal National Mortgage Association 2011-61 B — 3.00% 7/25/2026	242,777	247,623
Federal National Mortgage Association 2017-30 G — 3.00% 7/25/2040	204,694	208,967
Federal National Mortgage Association 2013-93 PJ — 3.00% 7/25/2042	42,960	44,047
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	561,965	570,065
Federal National Mortgage Association 2018-16 HA — 3.00% 7/25/2043	522,543	527,527
Federal National Mortgage Association 2011-98 VE — 3.50% 6/25/2026	329,000	332,977
Federal National Mortgage Association 2011-80 KB — 3.50% 8/25/2026	302,065	307,601
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	399,641	404,602
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	407,019	412,236
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	567,930	574,891
Federal National Mortgage Association 2003-78 B — 5.00% 8/25/2023	138,632	144,013
		$4,932,342
AGENCY POOL FIXED RATE — 4.3%
Federal Home Loan Mortgage Corp. G16178 — 2.50% 11/1/2028	$454,691	$461,938
Federal Home Loan Mortgage Corp. G16618 — 2.50% 1/1/2030	756,476	766,168
Federal Home Loan Mortgage Corp. J16678 — 3.00% 9/1/2026	100,853	103,340
Federal Home Loan Mortgage Corp. J17544 — 3.00% 12/1/2026	139,080	142,945
Federal Home Loan Mortgage Corp. G16406 — 3.00% 1/1/2028	443,918	454,589
Federal Home Loan Mortgage Corp. G16620 — 3.00% 8/1/2028	182,340	186,781
Federal Home Loan Mortgage Corp. G16478 — 3.00% 5/1/2030	609,047	623,688
Federal Home Loan Mortgage Corp. G16473 — 3.50% 1/1/2028	709,194	734,797
Federal Home Loan Mortgage Corp. G16613 — 3.50% 8/1/2028	177,233	183,686
Federal Home Loan Mortgage Corp. V62149 — 3.50% 9/1/2028	125,166	129,724
Federal Home Loan Mortgage Corp. J26472 — 3.50% 11/1/2028	151,953	158,388
Federal Home Loan Mortgage Corp. G13122 — 5.00% 4/1/2023	123,319	127,642
Federal Home Loan Mortgage Corp. G13145 — 5.50% 4/1/2023	230,404	238,648
Federal National Mortgage Association AR6882 — 2.50% 2/1/2028	78,266	79,423
Federal National Mortgage Association BM4386 — 2.50% 8/1/2030	295,466	299,095
Federal National Mortgage Association AJ6973 — 3.00% 11/1/2026	34,823	35,641
Federal National Mortgage Association AJ9387 — 3.00% 12/1/2026	18,010	18,433
Federal National Mortgage Association AU3826 — 3.00% 12/1/2026	520,182	532,081
Federal National Mortgage Association AL1345 — 3.00% 2/1/2027	32,726	33,495
Federal National Mortgage Association AB4673 — 3.00% 3/1/2027	35,794	36,680
Federal National Mortgage Association AK9467 — 3.00% 3/1/2027	38,015	38,908
Federal National Mortgage Association AB8890 — 3.00% 4/1/2028	166,156	170,216
Federal National Mortgage Association AL4693 — 3.00% 8/1/2028	31,401	32,139

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued	$	$
Federal National Mortgage Association MA3480 — 3.00% 8/1/2028	128,298	131,353
Federal National Mortgage Association AU6681 — 3.00% 9/1/2028	308,700	316,631
Federal National Mortgage Association AU6682 — 3.00% 9/1/2028	1,533,959	1,573,364
Federal National Mortgage Association MA3485 — 3.00% 9/1/2028	63,228	64,734
Federal National Mortgage Association 890837 — 3.00% 10/1/2028	365,109	374,032
Federal National Mortgage Association BM4485 — 3.00% 9/1/2030	1,011,752	1,036,478
Federal National Mortgage Association BM3539 — 3.00% 10/1/2030	749,271	768,987
Federal National Mortgage Association BM4536 — 3.00% 8/1/2031	1,086,556	1,114,468
Federal National Mortgage Association BM3973 — 3.00% 4/1/2032	1,111,159	1,139,703
Federal National Mortgage Association AB2446 — 3.50% 3/1/2026	191,860	198,624
Federal National Mortgage Association AL1741 — 3.50% 5/1/2027	273,319	283,040
Federal National Mortgage Association MA3075 — 3.50% 7/1/2027	639,353	662,092
Federal National Mortgage Association MA3132 — 3.50% 9/1/2027	138,067	142,978
Federal National Mortgage Association MA3251 — 3.50% 1/1/2028	168,290	174,275
Federal National Mortgage Association MA3321 — 3.50% 3/1/2028	100,293	103,891
Federal National Mortgage Association CA1631 — 3.50% 10/1/2028	170,614	176,682
Federal National Mortgage Association MA3514 — 3.50% 11/1/2028	422,363	437,517
Federal National Mortgage Association MA3542 — 3.50% 12/1/2028	382,360	396,078
Federal National Mortgage Association BM1231 — 3.50% 11/1/2031	346,548	359,739
Federal National Mortgage Association AE0286 — 5.00% 4/1/2025	135,378	140,259
Federal National Mortgage Association AL7725 — 5.00% 9/1/2025	178,562	184,417
		$15,367,787
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 2.5%
BRAVO Residential Funding Trust 2019-1 A1C — 3.50% 3/25/2058(f)	$594,236	$598,642
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(e)(f)	597,555	601,290
CIM Trust 2018-R3 A1, VRN — 5.00% 12/25/2057(e)(f)	932,996	969,502
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(e)(f)	173,863	177,865
Finance of America Structured Securities Trust 2018-HB1 M1, VRN — 3.774% 9/25/2028(e)(f)	355,000	360,100
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.50% 5/25/2058(e)(f)	894,198	912,175
Mill City Mortgage Loan Trust 2018-3 A1, VRN — 3.50% 8/25/2058(e)(f)	498,574	512,924
Nationstar HECM Loan Trust 2018-2A M1, VRN — 3.552% 7/25/2028(f)	188,000	190,386
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(e)(f)	90,873	93,127
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(e)(f)	336,308	334,391
Towd Point Mortgage Trust 2015-5 A1B, VRN — 2.75% 5/25/2055(e)(f)	137,856	137,897
Towd Point Mortgage Trust 2015-3 A1B, VRN — 3.00% 3/25/2054(e)(f)	204,776	205,104
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(e)(f)	697,151	705,902
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.25% 3/25/2058(e)(f)	1,117,165	1,135,263
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.25% 7/25/2058(e)(f)	1,098,986	1,119,427
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.75% 3/25/2058(e)(f)	1,098,543	1,131,060
		$9,185,055
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $28,899,853)		$29,485,184

ASSET-BACKED SECURITIES — 15.6%
AUTO — 4.4%
Ally Auto Receivables Trust 2019-3 A3 — 1.93% 5/15/2024	$1,155,000	$1,155,577
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	101,000	100,881

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	$191,000	$190,952
Ally Auto Receivables Trust 2018-3 A4 — 3.12% 7/17/2023	238,000	243,260
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	203,000	204,612
BMW Vehicle Owner Trust 2019-A A3 — 1.92% 1/25/2024	539,000	539,184
CarMax Auto Owner Trust 2019-3 A3 — 2.18% 8/15/2024	658,000	659,735
CarMax Auto Owner Trust 2018-1 A3 — 2.48% 11/15/2022	474,000	475,499
CarMax Auto Owner Trust 2018-1 A4 — 2.64% 6/15/2023	218,000	221,259
CarMax Auto Owner Trust 2018-2 A3 — 2.98% 1/17/2023	536,000	542,224
CarMax Auto Owner Trust 2019-1 A4 — 3.26% 8/15/2024	463,000	478,038
CarMax Auto Owner Trust 2019-1 B — 3.45% 11/15/2024	249,000	257,668
CarMax Auto Owner Trust 2018-4 A4 — 3.48% 2/15/2024	492,000	513,225
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(f)	941,000	951,119
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(f)	219,000	219,407
Ford Credit Auto Lease Trust 2019-B A4 — 2.27% 11/15/2022	329,000	331,062
Ford Credit Auto Lease Trust 2019-B B — 2.36% 1/15/2023	549,000	551,509
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.68% 12/20/2021	385,000	386,398
Honda Auto Receivables Owner Trust 2019-3 A3 — 1.78% 8/15/2023	556,000	554,441
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.54% 3/21/2025	359,000	364,876
Honda Auto Receivables Owner Trust 2018-1I A4 — 2.78% 5/15/2024	918,000	930,810
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.89% 3/15/2022(f)	576,000	579,859
Hyundai Auto Receivables Trust 2018-A A4 — 2.94% 6/17/2024	656,000	669,462
Mercedes-Benz Auto Receivables Trust 2019-1 A3 — 1.94% 3/15/2024	803,000	803,339
Mercedes-Benz Auto Receivables Trust 2018-1 A4 — 3.15% 10/15/2024	537,000	552,793
Nissan Auto Receivables Owner Trust 2019-A A3 — 2.90% 10/16/2023	96,000	97,581
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.16% 12/16/2024	451,000	465,269
Prestige Auto Receivables Trust 2019-1A B — 2.53% 1/16/2024(f)	294,000	295,556
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(f)	787,000	787,747
World Omni Auto Receivables Trust 2018-A A3 — 2.50% 4/17/2023	773,000	776,242
World Omni Auto Receivables Trust 2019-A B — 3.34% 6/16/2025	196,000	203,192
World Omni Automobile Lease Securitization Trust 2019-B A4 — 2.07% 2/18/2025	363,000	362,878
World Omni Automobile Lease Securitization Trust 2019-B B — 2.13% 2/18/2025	203,000	202,912
		$15,668,566
COLLATERALIZED LOAN OBLIGATION — 4.4%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(f)	$250,000	$252,553
B&M CLO Ltd. 2014-1A A2R, FRN, 3M USD LIBOR + 1.600% — 3.922% 4/16/2026(e)(f)	287,000	287,032
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 3.453% 10/17/2026(e)(f)	617,810	618,009
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 3.75% 4/15/2027(f)	1,027,209	1,027,589
Cerberus Loan Funding XXI LP 2017-4A A, FRN,3M USD LIBOR + 1.450% — 3.753% 10/15/2027(e)(f)	857,000	856,796
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(f)	96,660	97,070
Elm Trust 2018-2A A2 — 4.605% 10/20/2027(f)	513,000	521,569
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN,3M USD LIBOR + 1.550% — 3.708% 11/15/2029(e)(f)	683,000	679,371
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN, 3M USD LIBOR + 7.250% — 9.408% 11/15/2029(e)(f)	328,000	310,980

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 9.609% 12/15/2028(e)	$561,000	$536,714
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R, 3M USD LIBOR + 0.90% — 3.20% 10/18/2027(e)(f)	1,089,000	1,088,998
Halcyon Loan Advisors Funding Ltd. 2015-1A AR, FRN, 3M USD LIBOR + 0.920% — 3.198% 4/20/2027(e)(f)	1,086,955	1,086,128
Halcyon Loan Advisors Funding Ltd. 2014-3A AR, 3M USD LIBOR + 1.100% — 3.378% 10/22/2025(e)(f)	276,720	276,748
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(f)	485,000	491,225
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(f)	910,000	924,594
Ivy Hill Middle Market Credit Fund VII Ltd., 3M USD LIBOR + 1.125% — 3.55% 7/18/2030(e)(f)	604,000	594,673
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN, 3M USD LIBOR + 1.530% — 3.808% 10/20/2029(e)(f)	250,000	249,757
Saranac CLO III Ltd. 2014-3A ALR, FRN, 3M USD LIBOR + 1.10% — 3.259% 6/22/2030(e)(f)	632,000	630,940
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 3.328% 5/15/2026(e)(f)	392,401	392,684
Symphony CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(f)	427,000	429,835
Telos CLO 2013-3A AR, 3M USD LIBOR + 1.300% — 3.603% 7/17/2026(e)(f)	474,000	474,207
Telos CLO 2013-3A BR, 3M USD LIBOR + 2.000% — 4.303% 7/17/2026(e)(f)	550,000	549,053
Telos CLO Ltd. 2014-5A A1R, FRN, 3M USD LIBOR + 0.950% — 3.253% 4/17/2028(e)(f)	828,000	825,379
THL Credit Wind River CLO Ltd. 2016-1A AR, FRN, 3M USD LIBOR + 1.05% — 3.353% 7/15/2028(e)(f)	640,000	638,601
VCO CLO LLC 2018-1A A, FRN, 3M USD LIBOR + 1.50% — 3.778% 7/20/2030(e)(f)	607,000	607,129
Wellfleet CLO Ltd. 2016-1A AR, FRN, 3M USD LIBOR +0.910% — 3.188% 4/20/2028(e)(f)	629,000	626,878
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(f)	171,600	171,649
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(f)	212,982	213,582
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(f)	131,227	131,208
		$15,590,951
CREDIT CARD — 1.6%
American Express Credit Account Master Trust 2017-6 B — 2.20% 5/15/2023	$1,002,000	$1,002,666
American Express Credit Account Master Trust 2019-2 A — 2.67% 11/15/2024	277,000	282,748
Barclays Dryrock Issuance Trust 2019-1 A — 1.96% 5/15/2025	951,000	951,215
Golden Credit Card Trust 2018-1A A — 2.62% 1/15/2023(f)	798,000	804,380
Synchrony Card Funding LLC 2019-A2 A — 2.34% 6/15/2025	1,070,000	1,079,087
Synchrony Card Funding LLC 2019-A1 A — 2.95% 3/15/2025	144,000	146,945
Synchrony Card Issuance Trust 2018-A1 A1 — 3.38% 9/15/2024	1,279,000	1,312,345
		$5,579,386
EQUIPMENT — 3.3%
ARI Fleet Lease Trust 2019-A A2A — 2.41% 11/15/2027(f)	$385,000	$387,286
ARI Fleet Lease Trust 2018-A A3 — 2.84% 10/15/2026(f)	340,000	342,940
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(f)	288,000	288,403
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(f)	616,000	617,868
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.45% 3/20/2023(f)	238,000	244,512
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(f)	222,870	230,193

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(f)	$177,000	$177,059
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.83% 6/17/2024(f)	210,000	212,147
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(f)	250,000	250,981
HPEFS Equipment Trust 2019-1A B — 2.32% 9/20/2029(f)	103,000	103,076
John Deere Owner Trust 2018-A A4 — 2.91% 1/15/2025	598,000	604,835
John Deere Owner Trust 2019 A A4 — 3.00% 1/15/2026	236,000	242,897
John Deere Owner Trust 2018-B A4 — 3.23% 6/16/2025	620,000	636,828
Kubota Credit Owner Trust 2018-1A A3 — 3.10% 8/15/2022(f)	1,009,000	1,020,639
Kubota Credit Owner Trust 2018-1A A4 — 3.21% 1/15/2025(f)	110,000	112,945
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(f)	498,000	501,042
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(f)	300,000	303,806
Prop Series 2017-1A — 5.30% 3/15/2042(c)	620,276	610,281
Verizon Owner Trust 2019 A A1A — 2.93% 9/20/2023	652,000	664,115
Verizon Owner Trust 2019 A B — 3.02% 9/20/2023	296,000	303,730
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021(f)	645,000	644,932
Verizon Owner Trust 2019-B B — 2.40% 12/20/2023	701,000	706,832
Verizon Owner Trust 2018-1A B — 3.05% 9/20/2022(f)	553,000	559,732
Verizon Owner Trust 2018-A B — 3.38% 4/20/2023	593,000	610,886
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(f)	159,000	158,998
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.54% 2/15/2022(f)	987,000	989,964
Wheels SPV 2 LLC 2018-1A A3 — 3.24% 4/20/2027(f)	291,000	296,213
		$11,823,140
OTHER — 1.9%
Conn Funding II LP 2017-B B — 4.52% 4/15/2021(f)	$17,097	$17,111
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T3 AT3 — 2.512% 10/20/2052(f)	520,000	521,083
New Residential Mortgage LLC 2018-FNT1 A — 3.61% 5/25/2023(f)	585,460	585,094
New Residential Mortgage LLC 2018-FNT2 A — 3.79% 7/25/2054(f)	675,985	675,562
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(f)	288,750	288,569
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(f)	327,661	327,456
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(f)	430,000	430,477
PFS Financing Corp. 2017-BA B — 2.57% 7/15/2022(f)	195,000	194,446
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(f)	202,000	201,810
PFS Financing Corp. 2019-A A2 — 2.86% 4/15/2024(f)	314,000	319,989
PFS Financing Corp. 2018-B A — 2.89% 2/15/2023(f)	1,085,000	1,095,169
PFS Financing Corp. 2018-B B — 3.08% 2/15/2023(f)	191,000	192,424
PFS Financing Corp. 2018-D A — 3.19% 4/17/2023(f)	846,000	858,702
PFS Financing Corp. 2018-D B — 3.45% 4/17/2023(f)	421,000	426,187
PFS Financing Corp. 2018-F A — 3.52% 10/15/2023(f)	698,000	708,611
PFS Financing Corp. 2018-F B — 3.77% 10/15/2023(f)	126,000	128,256
		$6,970,946
TOTAL ASSET-BACKED SECURITIES (Cost $55,300,264)		$55,632,989

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued

CORPORATE BONDS & NOTES — 0.2%
CONSUMER, CYCLICAL — 0.0%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$753	$825

CONSUMER, NON-CYCLICAL — 0.2%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 11.50% 6/30/2024(f)	$732,491	$717,841

ENERGY — 0.0%
Bristow Group, Inc. — 8.75% 3/1/2023(f)	$102,000	$100,470

TECHNOLOGY — 0.0%
Oracle Corp. — 3.875% 7/15/2020	$21,000	$21,297

TOTAL CORPORATE BONDS & NOTES (Cost $818,308)		$840,433

CORPORATE BANK DEBT — 2.7%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 9.794% 9/29/2025(b)(e)	$469,000	$467,438
Barneys New York Inc., 1M USD LIBOR + 8.000% — 10.10% 3/31/2020(b)(c)(d)(e)	2,199,578	2,182,153
BJ Services Inc., 3M USD LIBOR + 7.000% — 9.32% 1/3/2023(b)(c)(d)(e)	1,135,625	1,126,214
Del Friscos Rstrant Group, Inc., 1M USD LIBOR + 5.500% — 7.554% 12/31/2019(b)(c)(d)(e)	134,000	134,000
General Nutrition Centers, Inc., 1M USD LIBOR +7.000% — 9.050% 12/31/2022(b)(e)	376,000	376,000
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 6.394% 6/23/2023(b)(e)	572,336	497,932
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 7.794% 12/22/2024(b)(e)	293,118	292,344
MB2LTL, 2M USD LIBOR + 9.250% — 11.34% 11/30/2023(b)(c)(e)	184,000	184,363
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 1M USD LIBOR + 4.250% — 6.35% 5/4/2023(b)(e)	1,206,357	744,925
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 1M USD LIBOR + 5.000% — 7.176% 5/9/2025(b)(e)	2,000,000	1,265,000
OTGTL, 3M USD LIBOR + 7.000% — 9.247% 8/23/2021(b)(c)(e)	677,000	677,643
SDTL, 1M USD LIBOR + 4.500% — 6.544% 11/22/2021(b)(c)(e)	282,804	280,140
Transform SR Holdings LLC Term Loan B, 1M USD LIBOR + 7.250% — 9.296% 2/12/2024(b)(e)	474,000	475,185
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 6.104% 9/9/2021(b)(e)	538,093	533,439
ZW1L, 2M USD LIBOR + 5.000% — 7.26% 11/16/2022(b)(c)(e)	359,825	360,397
ZW2L, 3M USD LIBOR + 9.000% — 11.28% 11/16/2023(b)(c)(e)	82,491	83,156
TOTAL CORPORATE BANK DEBT (Cost $9,779,891)		$9,680,329

U.S. TREASURIES — 3.6%
U.S. Treasury Bills — 1.724% 10/8/2019(g)	$2,700,000	$2,699,092
U.S. Treasury Bills — 1.887% 10/1/2019(g)	2,205,000	2,205,000

	Shares or Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
U.S. Treasury Notes — 1.75% 4/30/2022	$3,982,000	$3,997,206
U.S. Treasury Notes — 1.875% 4/30/2022	3,962,000	3,988,815

TOTAL U.S. TREASURIES (Cost $12,837,642)		$12,890,113

TOTAL BONDS & DEBENTURES — 34.1% (Cost $121,160,603)		$121,961,039

TOTAL INVESTMENT SECURITIES — 97.2% (Cost $315,093,814)		$347,615,852

SHORT-TERM INVESTMENTS — 3.9%
State Street Bank Repurchase Agreement — 0.25% 10/1/2019
(Dated 09/30/2019, repurchase price of $14,006,097, collateralized by $14,150,000 principal amount U.S. Treasury Notes — 1.75% 2022, fair value $14,286,236)	$14,006,000	$14,006,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,006,000)		$14,006,000

TOTAL INVESTMENTS — 101.1% (Cost $329,099,814)		$361,621,852

SECURITIES SOLD SHORT
CORPORATE BANK DEBT — SHORT — (0.2)%
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 1M USD LIBOR + 4.250% — 6.35% 5/4/2023(b)(e) (Cost: $(717,385))	(1,976,643)	(756,066)
Other Assets and Liabilities, net — (0.9)%		(3,152,587)
NET ASSETS — 100.0%		$357,713,199

(a)	Non-income producing security.
(b)

Restricted securities. These restricted securities constituted 2.69% of total net assets at September 30, 2019, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 6 of the Notes to Financial Statements).
(d)

These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund’s fair value procedures. These securities constituted 1.16% of total net assets at September 30, 2019.

(e)

Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2019. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.

See Notes to Financial Statements.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

September 30, 2019

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC - 9.794% 9/29/2025	09/26/2017, 04/11/2018, 07/03/2018, 06/21/2018, 11/02/2018, 12/03/2018, 09/20/2019, 09/27/2019	$468,602	$467,438	0.13%
Barneys New York Inc. - 10.10% 3/31/2020	08/14/2019	2,182,119	2,182,153	0.61%
BJ Services Inc. - 9.32% 1/3/2023	1/28/2019	1,126,214	1,126,214	0.31%
Del Friscos Rstrant Group, Inc. - 7.554% 12/31/2019	09/27/2019	134,010	134,000	0.04%
General Nutrition Centers, Inc. - 9.05% 12/31/2022	12/21/2018	376,000	376,000	0.11%
JC Penney Corp., Inc. - 6.394% 6/23/2023	10/4/2017, 10/5/2017, 10/6/2017, 10/11/2017, 11/19/18, 11/27/18	554,051	497,932	0.14%
Logix Holding Co. LLC TL 1L - 7.794% 12/22/2024	08/11/2017	290,904	292,344	0.08%
MB2LTL - 11.34% 11/30/2023	12/02/2016, 01/31/2017	182,125	184,363	0.05%
McDermott Technology Americas, Inc. / McDermott Technology US, Inc. - 7.176% 5/9/2025	09/19/2019, 09/25/2019, 09/26/2019	1,294,175	1,265,000	0.35%
McDermott Technology Americas, Inc. / McDermott Technology US, Inc. - 6.35% 5/4/2023	09/27/2019, 09/30/2019	768,532	744,925	0.21%
McDermott Technology Americas, Inc. / McDermott Technology US, Inc. - 6.35% 5/4/2023	09/27/2019, 09/30/2019	(717,385)	(756,066)	(0.21)%
OTGTL - 9.247% 8/23/2021	08/26/2016, 02/28/2017, 05/26/2017, 06/14/2017, 08/26/2017, 08/30/2017, 11/30/2017, 01/26/2018, 03/08/2018, 05/09/2018, 05/15/2018, 06/13/2018, 07/13/2018, 08/17/2018, 10/10/2018	671,139	677,643	0.19%
PHI Group, Inc.	08/19/2019	477,861	479,828	0.14%
PHI Group, Inc.	08/19/2019	212,846	221,968	0.06%
SDTL - 6.544% 11/22/2021	12/22/2016	280,091	280,140	0.08%
Transform SR Holdings LLC Term Loan B - 9.296% 2/12/2024	2/11/2019, 2/19/2019, 08/02/2019, 09/05/2019 09/11/2019	475,655	475,185	0.13%
Xplornet Communication, Inc. - 6.104% 9/9/2021	09/08/2016, 09/20/2016, 10/7/2016, 10/14/2016, 05/22/2017, 10/18/2017	536,827	533,439	0.15%
ZW1L - 7.26% 11/16/2022	11/17/2016	357,787	360,397	0.10%
ZW2L - 11.28% 11/16/2023	11/17/2016	81,660	83,156	0.02%
TOTAL RESTRICTED SECURITIES		$9,753,213	$9,626,059	2.69%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$34,613,758	—	—	$34,613,758
Diversified Banks	23,466,045	—	—	23,466,045
Aircraft & Parts	23,009,653	—	—	23,009,653
Semiconductor Devices	20,101,170	—	—	20,101,170
Cable & Satellite	18,032,532	—	—	18,032,532
P&C Insurance	16,225,967	—	—	16,225,967
Cement & Aggregates	14,576,531	—	—	14,576,531
Investment Companies	10,957,178	—	—	10,957,178
Electrical Components	8,020,003	—	—	8,020,003
Banks	7,238,140	—	—	7,238,140
Infrastructure Software	7,214,684	—	—	7,214,684
Midstream - Oil & Gas	6,759,462	—	—	6,759,462
Consumer Finance	4,975,658	—	—	4,975,658
Insurance Brokers	4,963,135	—	—	4,963,135
E-Commerce Discretionary	4,834,630	—	—	4,834,630
Mining Services	4,303,301	—	—	4,303,301
Generic Pharmaceuticals	3,703,805	—	—	3,703,805
Home Improvement	2,586,859	—	—	2,586,859
Medical Equipment	2,493,884	—	—	2,493,884
Application Software	2,289,173	—	—	2,289,173
Food & Drug Stores	1,817,003	—	—	1,817,003
Energy	—	—	$701,796	701,796
Closed End Fund
Internet Media	2,770,446	—	—	2,770,446
Commercial Mortgage-Backed Securities
Agency	—	$1,886,716	—	1,886,716
Agency Stripped	—	6,138,269	—	6,138,269
Non-Agency	—	5,407,006	—	5,407,006
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	4,932,342	—	4,932,342
Agency Pool Fixed Rate	—	15,367,787	—	15,367,787
Non-Agency Collateralized Mortgage Obligation	—	9,185,055	—	9,185,055
Asset-Backed Securities
Auto	—	15,668,566	—	15,668,566
Collateralized Loan Obligation	—	15,590,951	—	15,590,951
Credit Card	—	5,579,386	—	5,579,386
Equipment	—	11,212,859	610,281	11,823,140
Other	—	6,970,946	—	6,970,946
Corporate Bonds & Notes	—	840,433	—	840,433
Corporate Bank Debt	—	4,652,263	5,028,066	9,680,329
U.S. Treasuries	—	12,890,113	—	12,890,113
Short-Term Investment	—	14,006,000	—	14,006,000
	$224,953,017	$130,328,692	$6,340,143	$361,621,852
Corporate Bank Debt Sold Short	—	—	$(756,066)	$(756,066)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2019:

Investments	Beginning Value at December 31, 2018	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In (Out)	Ending Value at September 30, 2019	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2019
Common Stocks	—	$11,089	$690,707	—	—	$701,796	$11,089
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$353,935	6,165	—	—	$(360,100)	—	—
Asset-Backed Securities Equipment	883,324	5,024	—	$(278,067)	—	610,281	4,860
Asset-Backed Securities Other	1,252,402	10,718	—	(1,263,120)	—	—	—
Corporate Bonds & Notes	100,723	(15,712)	—	(85,011)	—	—	—
Corporate Bank Debt	1,672,614	8,416	3,898,923	(551,887)	—	5,028,066	(3,445)
Corporate Bank Debt Sold Short	—	—	(756,066)	—	—	(756,066)	—
	$4,262,998	$25,700	$3,833,564	$(2,178,085)	$(360,100)	$5,584,077	$12,504

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Level 1 and 2.

There were transfers of $360,100 out of Level 3 and into Level 2 during the period ended September 30, 2019. Transfers out were due to change from single broker quoted to vendor priced.

The following table summarized the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of September 30, 2019:

Source Capital

Financial Assets	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stock	$701,796	Restricted Assets (a)	Quotes/Prices	$8.31

Asset-Backed Securities - Equipment	$610,281	Third-Party Broker Quote (b)	Quotes/Prices	$98.39

Corporate Bank Debt	$2,316,153	Most Recent Capitalization (Funding) (c)	Cost	$99.21 - $100.00
	2,711,913	Pricing Vendor	Prices	$99.06 - $100.81

Corporate Bank Debt Sold Short	$(756,066)	Pricing Model (d)	Quotes/Prices	$38.25

(a)  The fair value of the investment is measured at the intrinsic value of previously held bonds exchanged for new equity via company reorganization.

(b)  The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(c) The significant unobservable inputs used in the fair value measurment are based on the most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment could be lower.

(d) The Pricing Model technique for Level 3 securities involves calculating the difference between the investment’s original funding at par versus the current vendor price of the investment. This difference is then used to value the current unfunded portion of the investment.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2019 (excluding short-term investments), was $316,282,466 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$43,870,143
Gross unrealized depreciation:	(12,536,757)
Net unrealized appreciation:	$31,333,386